Income taxes - Deferred Tax Assets and Liabilities Due to Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets resulting from:
Accrued compensation costs	$ 5,091	$ 8,200
Pension and postretirement benefits	5,267	16,010
Stock based compensation	8,200	10,433
State tax credit and net operating loss carry-forwards	4,090	2,819
Other	5,286	5,519
Total deferred tax assets	27,934	42,981
Valuation allowance	(822)
Net deferred tax assets	27,112	42,981
Deferred tax liabilities resulting from:
Depreciable assets	(246,518)	(398,921)
Goodwill and intangible assets	(28,359)	(40,810)
Other	(4,336)	(8,811)
Total deferred tax liabilities	(279,213)	(448,542)
Net deferred tax liabilities	$ (252,101)	$ (405,561)